Cash Flow Reconciliations - Reconciliation of vessels arising from investing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Cash flows
Additions cash flow	$ 6,737		$ 13,613
Return of capital expenditures	(4,021)
Cash flows	2,716		13,613
Non-cash items
Additions non-cash	(4,167)		14,872
Depreciation expense	(43,734)		(43,325)
Non-cash items	(47,901)		(28,453)
Total
Balance, at the beginning of the period	2,509,283	[1]	2,563,122
Additions	2,570		28,485
Return of capital expenditures	(4,021)
Depreciation expense	(43,734)		(43,325)
Balance, at the end of the period	$ 2,464,098		$ 2,548,282

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).